Significant related party transactions - Schedule of Employment of and Existing Consulting Agreements (Details)	12 Months Ended
Dec. 31, 2025
Keith Liddell
Disclosure of transactions between related parties [line items]
Key management personnel, Officer position	Chairman
Chris Showalter
Disclosure of transactions between related parties [line items]
Key management personnel, Officer position	Chief Executive Officer
Ingo Hofmaier
Disclosure of transactions between related parties [line items]
Key management personnel, Officer position	Chief Financial Officer
Dr Michael Adams
Disclosure of transactions between related parties [line items]
Key management personnel, Officer position	Chief Technology Officer
Gerick Mouton
Disclosure of transactions between related parties [line items]
Key management personnel, Officer position	Chief Operating Officer
Benedict Busunzu
Disclosure of transactions between related parties [line items]
Key management personnel, Officer position	TNCL Chief Executive Officer
Spencer Davis
Disclosure of transactions between related parties [line items]
Key management personnel, Officer position	Chief Legal Officer
Natasha Liddell
Disclosure of transactions between related parties [line items]
Key management personnel, Officer position	Chief Sustainability Officer (resigned February 16, 2024)
Anthony von Christierson
Disclosure of transactions between related parties [line items]
Key management personnel, Officer position	Senior Vice President: Commercial and Business Development
Evan Young
Disclosure of transactions between related parties [line items]
Key management personnel, Officer position	Senior Vice President: Investor Relations and Capital Markets (resigned January 23, 2026)